Long-Term Debt - BNDES Credit Agreements - Additional Information (Details) $ in Thousands, BRL in Millions	12 Months Ended
	Aug. 25, 2017 USD ($)	Aug. 25, 2017 BRL	Aug. 26, 2016 USD ($)	Aug. 26, 2016 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL	Dec. 12, 2013 USD ($)	Dec. 12, 2013 BRL
Debt Instrument [Line Items]
Debt instrument outstanding amount	$ 185,832
BNDES 2013 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount							$ 16,200	BRL 50.6
Minimum cash balances of maximum aggregate balances of principal, interest and fees outstanding							11.85%	11.85%
Restricted cash	$ 1,900	BRL 6.0	$ 1,900	BRL 6.0
Frequency of periodic principal payments	48 equal monthly installments
Debt instrument payment term, beginning	Aug. 15, 2015
Debt instrument payment term, ending	Jul. 15, 2019
Debt instrument outstanding amount	$ 8,185	25.6	11,785	38.2
Debt instrument outstanding amount with fixed interest rate	$ 4,000	BRL 12.6	$ 5,800	BRL 18.9
Debt instrument fixed interest rate	3.50%	3.50%	3.50%	3.50%
Debt instrument outstanding amount with floating interest rate	$ 4,200	BRL 13.0	$ 6,000	BRL 19.3
Debt instrument target interest rate	(5.00%)	(5.00%)	(5.00%)	(5.00%)
Debt instrument effective interest rate	5.50%	5.50%	5.50%	5.50%
Percentage of unused commitment fees	0.10%
BNDES 2013 Credit Agreement | Minimum
Debt Instrument [Line Items]
Debt instrument floating interest rate	0.50%	0.50%	0.50%	0.50%
BNDES 2014 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount					$ 16,900	BRL 52.8
Minimum cash balances of maximum aggregate balances of principal, interest and fees outstanding	30.31%	30.31%
Restricted cash	$ 5,100	BRL 16.0
Frequency of periodic principal payments	48 equal monthly installments
Debt instrument payment term, beginning	Aug. 15, 2016
Debt instrument payment term, ending	Jul. 15, 2020
Debt instrument outstanding amount	$ 12,647	BRL 39.6	$ 16,306	BRL 52.8
Debt instrument fixed interest rate	4.00%	4.00%
Percentage of face amount of loan facility required for loan fee	0.30%	0.30%
BNDES Credit Agreements
Debt Instrument [Line Items]
Debt instrument outstanding amount	$ 20,832
Fair value of debt amount outstanding	$ 16,900		$ 19,400